Note 8 - Fair Value - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	15,066,000,000	217,279,000,000	204,619,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	0	0	0
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	1,883,000,000	9,049,000,000	4,934,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	3,904,000,000	194,897,000,000	190,666,000,000
Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	9,279,000,000	13,333,000,000	9,019,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	324,005,000,000	196,119,000,000	193,819,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	0	2,000,000	1,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	12,641,000,000	4,628,000,000	4,291,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	310,924,000,000	190,144,000,000	183,645,000,000
Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 440,000,000	€ 1,345,000,000	€ 5,881,000,000
Valuation Techniques Used Liabilities | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Financial Instruments Valuation Methods Assets	Present-value method (Discounted future cash flows)
Inputs Used | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Prepayment rates - Interest rate yield
Inputs Used | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Prepayment rates - Interest rate yield
Inputs Used | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Prepayment rates - Interest rate yield
Inputs Used | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
MainInputsUsedInFinancialInstrumentsAssets	- Credit spread - Interest rate yield